SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates - The preparation of our consolidated financial statements in conformity with GAAP requires management to use judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net sales and expenses during the reporting period. Significant accounting policy elections, estimates and assumptions include, among others, allowance for credit losses, valuation assumptions of goodwill and intangible assets, useful lives of long-lived assets, and measurement of income tax assets. Given the uncertainty of the global economic environment and the impact of COVID-19, our estimates could be significantly different than future performance. Actual results could differ from these estimates. Historically, the aggregate differences, if any, between our estimates and actual amounts in any year have not had a material effect on our consolidated financial statements.

Principles of Consolidation

Principles of Consolidation – The accompanying consolidated financial statements include all entities controlled by the Company after reflecting the Restructuring previously described.

Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive the benefits from its activities that could potentially be significant to the entity. In assessing control, potential voting rights that are currently exercisable or convertible are considered. The accounts of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Cash Equivalents	Cash Equivalents - We consider temporary cash investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowances for Credit Losses

Accounts Receivable and Allowances for Credit Losses – We provide credit terms to customers in-line with industry standards, perform ongoing credit evaluations of our customers, and maintain allowances for potential credit losses based on historical experience recorded. We analyze the aging of customer accounts, customer concentrations, customer creditworthiness, current economic trends and changes in our customer payment patterns when evaluating the adequacy of the allowance for credit losses. Customer balances are written off after all collection efforts are exhausted. Estimated product returns, which have not been material, are deducted from sales at the time of shipment.

Inventories

Inventories - Inventories are stated at the lower of cost or net realizable value. The Company’s inventory is valued using the weighted average cost method. The costs of finished goods inventories include raw materials, labor, and overhead costs.

Other Receivables

Other Receivables – The Moroccan government provides certain subsidy programs based on production of affordable flour and import taxes. Subsidies are paid by the Moroccan government and are predicated on sales of flour and price of imported raw materials. Subsidies are paid by the Moroccan government semi-annually based on sales of flour for the trailing six months. The Company records the flour subsidies as a credit against the related costs that the subsidies were intended to offset in the same periods that the costs were incurred within the consolidated statement of operations. During the year ended December 31, 2022, the Company received $38,364 in the aggregate of government subsidies for the production of affordable flour and relief from import tax on foreign sourced raw materials from the Moroccan government. Outstanding government subsidies are included in other receivables on the balance sheet.

Property, Plant, and Equipment

Property, Plant, and Equipment - Property, plant, and equipment are stated at acquisition cost, plus capitalized interest on borrowings during the actual construction period of major capital projects. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Assets	Useful Lives
Buildings	39 years
Machinery and equipment (technical installations)	30-50 years
Other assets	5-30 years

Building improvements are depreciated over the shorter of the estimated useful life of the assets or the remaining useful life. Leasehold improvements are amortized over the shorter of their useful life or remaining lease term. Expenditures for repairs and maintenance, which do not improve or extend the life of the assets, are expensed as incurred.

Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company’s assessment of recoverability of property, plant and equipment is performed on a reporting unit level. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of such asset to its estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of such asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value, less estimated costs to sell.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets - Identifiable intangible assets with finite lives are amortized over their estimated useful lives as follows:

Assets	Useful Lives
Trademarks	Indefinite
Customer relationships	20 years
Patents and licenses	5-10 years
Computer software	5-10 years
Other intangible assets	3-10 years

Recognized intangible assets, exclusive of goodwill, are amortized over the useful lives of the assets unless that life is determined to be indefinite. All of our intangible assets, exclusive of goodwill and trademarks, are finite lived. All amortization expense related to intangible assets is recorded in Selling, general, and administrative expense in the consolidated statements of operations. Intangible assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recorded for the excess of the asset’s carrying amount over its fair value.

The Company performs an evaluation of goodwill at the reporting unit level, utilizing either a qualitative or quantitative impairment test. A qualitative assessment is performed at least on an annual basis to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The annual test for impairment is conducted as of December 31. The Company’s reporting units included in the assessment of potential goodwill impairment are the same as its operating segments.

Under a qualitative assessment, the most recent quantitative assessment is used to determine if it is more likely than not that the reporting unit’s goodwill is impaired. As part of this qualitative assessment, the Company assesses relevant events and circumstances including macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, changes in share price and entity-specific events to determine if there is an indication of impairment.

Under a quantitative assessment, goodwill impairment is identified by comparing the fair value of a reporting unit to its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, goodwill is considered impaired and an impairment charge is recognized in an amount equal to that excess, not to exceed the carrying amount of goodwill. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company’s fair value in an orderly transaction between market participants.

Under the income approach, the Company determines fair value based on estimated future cash flows of a reporting unit, discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk of a reporting unit and the rate of return an outside investor would expect to earn. The estimated future cash flows of each reporting unit are based on internally generated forecasts for the remainder of the respective reporting period and the next five years.

Under the market approach, the Company utilizes valuation multiples derived from publicly available information for guideline companies to provide an indication of how much a knowledgeable investor in the marketplace would be willing to pay for a company. The valuation multiples are applied to the reporting units.

Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including net sales growth rates, gross profit margins, operating margins, discount rates and future market conditions, among others. Any changes in the judgments, estimates or assumptions used could produce significantly different results.

Segment Reporting

Segment Reporting - The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. Management has identified Soft Wheat, Durum Wheat, and Couscous and Pasta as separate operating segments. Refer to Note 21 for further information regarding the Company’s segment information.

Share-Based Compensation

Share-Based Compensation - Share-based payments to employees, including grants of restricted stock and performance-based share units, are measured at the grant date, based on the estimated fair value of the award, and the related expense is recognized over the requisite employee service period or performance period (generally the vesting period) for awards expected to vest. The Company also grants stock to its Board of Directors (“Board”) on an annual basis, which is recorded as expense at the grant date, based on the fair value of the award. The Company accounts for forfeitures of share-based awards as they occur.

Advertising	Advertising - The Company has elected to expense all advertising costs as incurred.
Leases

Leases – The Company determines if an arrangement is or contains a lease at inception. The assessment is based on (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the period and (3) whether the Company has the right to direct the use of the asset. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The lease classification affects the expense recognition in the income statement. Operating lease costs are recorded entirely in operating expenses. Finance lease costs are split, where amortization of the ROU asset is recorded in operating expenses and an implied interest component is recorded in interest expense.

Business Combinations

Business Combinations – The Company accounts for business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to the valuation of intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are reflected in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions - The Company’s functional currency is the Moroccan dirham (“MAD”), and its presentation currency is the United States Dollar (“USD”). The functional currency is translated into U.S. dollars for balance sheet accounts using currency exchange rates in effect as of the balance sheet date, and for revenue and expense accounts using a weighted-average exchange rate during the fiscal year. The transactions in foreign currency (that is a different currency than the functional currency of the entity) are converted at the exchange rate prevailing to the date of the transaction. The assets and liabilities denominated in foreign currencies are evaluated in the current period on the date of the closing or at the opening rate, when applicable. The translation adjustments are deferred as a separate component of equity in “Accumulated other comprehensive income”. Gains or losses resulting from transactions denominated in foreign currencies and intercompany debt that is not of a long-term investment nature are included in loss on foreign currency exchange in the consolidated statements of operations and comprehensive (loss) income.

Credit Risk

Credit Risk – Financial instruments potentially subject to concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. At times during the periods presented, the Company had funds in excess of Deposit Insurance programs in Morocco, on deposit at various financial institutions. Management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Revenue Recognition

Revenue Recognition – The Company follows a policy of recognizing revenue at a single point in time when it satisfies its performance obligation by transferring control over a product or service to a customer. The majority of the Company’s contracts with customers have one performance obligation and a contract duration of one year or less. The Company applies the practical expedient in Accounting Standards Codification (“ASC”) paragraph 10-50-14 of ASC Topic 606, Revenue from Contracts with Customers and does not disclose information about remaining performance obligations that have original expected durations of one year or less. Trade discounts or volume rebates are recognized as a deduction in revenue. No payment terms beyond one year are granted at contract inception.

Revenue related to the sale of goods and equipment is measured based on consideration specified in a contract with a customer. The Company recognizes revenue from these contracts at a point in time when it satisfies a performance obligation by transferring control of a product to a customer, generally when legal title and risks and rewards transfer to the customer. Sales terms typically provide for transfer of title at the time and point of delivery and acceptance of the product being sold.

Amounts received from customers prior to revenue recognition on a contract are recorded as contract liabilities on the consolidated balance sheets.

Amounts paid to suppliers prior to purchase recognition are recorded within other receivables on the consolidated balance sheets.

Shipping and Handling Costs

Shipping and Handling Costs – Shipping and handling costs related to contracts with customers for the sale of goods are accounted for as a fulfillment activity and are included in cost of sales. Accordingly, amounts billed to customers for such costs are included as a component of revenues.

Taxes Collected from Customers and Remitted to Governmental Authorities

Taxes Collected from Customers and Remitted to Governmental Authorities – The Company does not include taxes assessed by governmental authorities that are (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers, in the measurement of transactions prices or as a component of revenues and cost of sales.

Transaction Costs

Transaction Costs - The Company incurred significant costs direct and incremental to the Business Combination and therefore to the recapitalization of the Company. Direct transaction costs were allocated between equity and liability instruments measured at fair value on a recurring basis that were newly issued in the recapitalization.

Income Taxes

Income Taxes – The provision for income taxes includes income taxes currently payable in Morocco and local jurisdictions, and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using enacted tax rates. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period. We account for uncertain tax positions using a “more-likely-than-not” threshold. A tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position, or the statute of limitations concerning such issues lapses.

Accounting for Warrants

Accounting for Warrants – The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own ordinary shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding. Management has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the Business Combination qualify for equity accounting treatment. For further detail on the Company’s Warrants (Public, Private and Lender), refer to Note 17 - Stockholders’ Equity.

Forward Share Purchase Agreements

Forward Share Purchase Agreements – The Company accounted for the Forward Share Purchase Agreements (“FPAs”) as a liability under ASC 480, Distinguishing Liabilities from Equity, because the instruments embodied an obligation to repurchase the Company’s shares by paying cash. Therefore, the option was classified as a current liability and is measured at fair value on the Company’s consolidated balance sheets. The unrealized gains and losses from changes in the fair value of the FPAs is reflected in the consolidated statements of operations and comprehensive income (loss). This liability was subject to re-measurement at each balance sheet date until exercised, and any change in fair value was recognized in our consolidated statement of operations and comprehensive income (loss). As of December 31, 2022, all options under these agreements expired or were exercised. For more information, refer to Note 13 - Forward Share Purchase Agreements.

Fair Value Measurements

Fair Value Measurements – The Company follows the guidance in accounting standards codification (“ASC”) 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used to value the assets and liabilities:

-	Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

-	Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

-	Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company’s financial instruments include cash equivalents, accounts receivable from customers, other receivables, prepaid expenses and other current assets, accounts payable and accrued liabilities, all of which are typically short-term in nature. The Company believes that the carrying amounts of these financial instruments reasonably approximate their fair values due to their short-term nature.

The Company measures the derivative liability related to FPAs at fair value on a recurring basis beginning June 9, 2022 (the date of closing of the Business Combination) through September 9, 2022 (settlement date). Refer to Note 13 – Forward Share Purchase Agreements for further information.

The Company measures the contingent consideration liability at fair value on a recurring basis beginning June 9, 2022 (the date of closing of the Business Combination) and December 31, 2022. Refer to Note 14 – Contingent Consideration Liability for further information.

Variable Interest Entities

Variable Interest Entities – Effective on October 7, 2021, the Company completed a share purchase acquisition of Moulins Sanabil SA (“Sanabil SA”) and has been since actively involved in their operations and has the power to direct the activities and significantly impact Sanabil SA’s economic performance. The Company also bears the risk of losses and has the right to receive 60.00% of the benefits from Sanabil SA. As such, in accordance with ASC 810-10-25-38A through 25-38J, Sanabil SA is considered a VIE of the Company and the financial statements of Sanabil SA were consolidated from the date that the control existed.

Effective on July 30, 2021, the Company completed a share purchase acquisition of Moulin du Sahel Burkina (“MDS Burkina”) and has since significant economic exposure to MDS Burkina. The Company also bears the risk of losses and has the right to receive 78.21% of the benefits from MDS Burkina. As such, in accordance with ASC 810-10-25-38A through 25-38J, MDS Burkina is considered a VIE of the Company and the financial statements of MDS Burkina were consolidated from the date that the control existed.

Effective on April 30, 2021, the Company completed a share purchase acquisition of MDS Mali and has been since actively involved in their operations and has the power to direct the activities and significantly impact MDS Mali’s economic performance. The Company also bears the risk of losses and has the right to receive 70.35% of the benefits from MDS Mali. As such, in accordance with ASC 810-10-25-38A through 25-38J, MDS Mali is considered a VIE of the Company and the financial statements of MDS Mali were consolidated from the date that the control existed.

Equity Method Accounting

Equity Method Accounting – As of September 30, 2021, the Company owned 37.10% of the outstanding capital stock of Grands Moulins du Tenere Niger (“GMT Niger”) which was accounted for as an equity method investment. The Company applies the equity method of accounting for the investment, as the Company owns less than a 50% ownership interest and cannot exert significant influence. As such, this entity is not considered a variable interest entity. The equity method investment is included in other assets, noncurrent, on the accompanying consolidated balance sheets.

Non-Controlling Interests

Non-Controlling Interests – Non-controlling interests on the consolidated statements of operations and comprehensive (loss) income represent the portion of a majority-owned subsidiary’s net income or loss that is attributed by non-controlling stockholders. Non-controlling interests on the consolidated balance sheets represent the portion of equity in a consolidated subsidiary owned by non-controlling stockholders.

Emerging Growth Company Status

Emerging Growth Company Status – the Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued until such time as those standards apply to private companies. The Company has elected to use this extended transition period. In providing this relief, the JOBS Act does not preclude the Company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies. The Company will continue to use this relief until the earlier of the date that it (a) is no longer an emerging growth company or (b) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Reclassifications	Reclassifications – Certain prior period amounts have been reclassified to conform to the current period presentation.
Liquidity and going concern

Liquidity and going concern - We incurred losses and had an accumulated deficit of $102,678 and $83,550 on December 31, 2022 and 2021, respectively. Historically, the Company’s primary sources of liquidity have been cash and cash equivalents, cash flows from operations (when available), and cash flows from financing activities, including funding under credit agreements.

The Company believes that cash on hand, as well as cash from operations and proceeds from extended credit lines will provide sufficient liquidity to fund operations for at least one year after the date the financial statements are issued. This projection is based on the Company’s current expectations regarding product sales, cost structure, cash burn rate and other operating assumptions.